INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Percentage of increasing weighted average cost of capital (WACC)	0.50%
Percentage of decreasing annual growth rate	0.50%
Intangible assets	$ 16,368,000	$ 10,449,000
Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16,368,000	10,449,000
Intellectual property [Member] | Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16,210,000	10,210,000
BL-8040 [Member] | Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ 10,200
Agalimmune Ltd. [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets acquired	6,700,000
Biokine Therapeutics Ltd [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets acquired	$ 15,000,000
Percentage of payment to be made	40% to 20%
Impairment loss	$ 1,000,000
GLIX1 [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	$ 6,000,000